Cover	Oct. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-43164
Entity Registrant Name	APEX TECH ACQUISITION INC.
Entity Central Index Key	0002085485
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	13501 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	(840)
Local Phone Number	244-9122
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, and one right to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one right to receive one-fourth (1/4) of one ordinary share
Trading Symbol	TRADU
Security Exchange Name	NYSE
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	TRAD
Security Exchange Name	NYSE
Rights, each entitling the holder to receive one-fourth (1/4) of one ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-fourth (1/4) of one ordinary share
Trading Symbol	TRADR
Security Exchange Name	NYSE